ACCOUNTS AND NOTES RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2016
ACCOUNTS AND NOTES RECEIVABLE [Abstract]
Schedule of allowance for doubtful accounts activity
In millions of $	As of December 31,
	2015	2016

Beginning balance	-	23.7
Acquired in the Transaction	20.2	0.0
Provision for doubtful debt	4.3	3.3
Write-off of doubtful debt	-	(3.2)
Effect of foreign currency translation	(0.8)	(1.5)

Ending balance	23.7	22.3